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                               Semi-Annual Report

                               December 31, 2001

                               Mercury
                               HW Large Cap
                               Value Fund
                               of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF DECEMBER 31, 2001
=============================================================
Ten Largest                                       Percent of
Equity Holdings                                   Net Assets
-------------------------------------------------------------
Philip Morris Companies Inc.                          4.5%
-------------------------------------------------------------
The Allstate Corporation                              3.7
-------------------------------------------------------------
Computer Associates International, Inc.               3.6
-------------------------------------------------------------
Eastman Kodak Company                                 3.4
-------------------------------------------------------------
MetLife, Inc.                                         3.2
-------------------------------------------------------------
Aetna Inc. (New Shares)                               3.1
-------------------------------------------------------------
Waste Management, Inc.                                2.5
-------------------------------------------------------------
Tricon Global Restaurants, Inc.                       2.5
-------------------------------------------------------------
The St. Paul Companies, Inc.                          2.4
-------------------------------------------------------------
Occidental Petroleum Corporation                      2.4
-------------------------------------------------------------

=============================================================
Five Largest                                      Percent of
Industries                                        Net Assets
-------------------------------------------------------------
Insurance--Life                                       9.4%
-------------------------------------------------------------
Telephone                                             9.1
-------------------------------------------------------------
Electric--Integrated                                  7.9
-------------------------------------------------------------
Insurance--Property                                   7.0
-------------------------------------------------------------
Regional Banks                                        6.8
-------------------------------------------------------------


              December 31, 2001 (2) Mercury HW Large Cap Value Fund

DEAR SHAREHOLDER

We are pleased to present to you this semi-annual report for Mercury HW Large Cap Value Fund for the six months ended December 31, 2001. Despite strong intervention by the Federal Reserve Board, the US equity market posted steep declines during 2001 as fear of an economic recession, which was intensified by the events of September 11, 2001, sent investors scrambling for cover. Eleven interest rate cuts during the year, totaling 4.25%, lowered the Federal Funds rate to 1.75% by year end, its lowest level since July of 1961. Although the economic stimulus was considerable, it was not enough to fully turn around the market's decline. The unmanaged Standard & Poor's 500 (S&P 500) Index ended the year with a -11.87% return. In the last two years, the S&P 500 has lost 20% of its value, the worst two-year performance period for the Index in 23 years.

Of the ten sectors comprising the S&P 500 Index, only the materials and consumer discretionary sectors posted positive returns for the year, benefiting from a fourth-quarter rally that favored cyclicals as investors looked beyond the current environment to a 2002 economic recovery. The Fund outperformed both the broad market and value-oriented indexes by a large margin in the six months ended December 31, 2001, which can be attributed mainly to a heavy exposure in the undervalued manufacturing cyclicals, an underweight in technology and superior stock selection in eight of the S&P 500 Index's ten sectors.

For the six months ended December 31, 2001, the Fund's Class I Shares had a total return of -1.25%, compared to the unmanaged S&P 500 Index return of -5.55%. Security selection played a large role in the Fund's relative outperformance during this six-month period, with the stock selection in three sectors (utilities, industrials and materials) contributing 100 basis points (1.00%) or more to the Fund's relative performance. With respect to total attribution effects (sector allocation and security selection combined), the materials sector contributed most to the Fund's outperformance, fueled in a large part by the Fund's paper and forest product holdings such as International Paper Company at +14.4%. The Fund also benefited considerably from favorable allocation, selection or a combination of the two in the information technology and industrials sectors, both of which contributed more than 100 basis points each to the period's relative return. Weakness resulted from security selection and an above-market weight in the consumer discretionary sector, a group that was dealt a severe blow by the events of September 11.

Looking ahead, we continue to favor the undervalued cyclical areas of the market. To take advantage of these opportunities, we are maintaining a heavy overweighted position in the consumer discretionary and materials sectors, where for many of these companies normalized return on equity far exceeds current prospects. Our premise remains clear: The market tends to recognize the intrinsic valuation of companies as they revert upward to their normalized return on equity levels, thus rewarding the disciplined and patient value investor.


              December 31, 2001 (3) Mercury HW Large Cap Value Fund

In Conclusion

The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Large Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.

We appreciate your support of Mercury HW Large Cap Value Fund.

Sincerely,


/s/ Terry K. Glenn              /s/ Sheldon Lieberman          /s/ Gail Bardin

Terry K. Glenn                  Sheldon Lieberman              Gail Bardin
President                       Portfolio Manager              Portfolio Manager

February 1, 2002


              December 31, 2001 (4) Mercury HW Large Cap Value Fund

PROXY RESULTS

During the six-month period ended December 31, 2001, Mercury HW Large Cap Value Fund's shareholders voted on the following proposals. The proposals were approved at a shareholders' meeting on December 10, 2001. The description of each proposal and number of shares voted are as follows:

                                             Shares Voted   Shares Voted   Shares Voted
                                                  For          Against        Abstain
=======================================================================================
1. To approve a merger of the Fund with
   Hotchkis and Wiley Large Cap Value Fund.    1,889,755        6,305           3,750
---------------------------------------------------------------------------------------
2. To approve a new investment advisory
   agreement with Hotchkis and Wiley Capital
   Management, LLC.                            1,891,211        6,638           1,961
---------------------------------------------------------------------------------------


              December 31, 2001 (5) Mercury HW Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I Shares in excess of
 .95% of the average net assets. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

RECENT PERFORMANCE RESULTS
================================================================================
                                 6-Month          12-Month            Ten-Year
As of December 31, 2001       Total Return      Total Return        Total Return
--------------------------------------------------------------------------------
Class I*                         -1.25%            + 7.95%            +216.23%
--------------------------------------------------------------------------------
S&P 500 Index**                  -5.55             -11.87             +237.60
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date.

**    This unmanaged broad-based Index is comprised of common stocks.

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                 % Return             % Return
                                               Without Sales         With Sales
Class I Shares*                                   Charge               Charge**
--------------------------------------------------------------------------------
One Year Ended 12/31/01                           + 7.95%              + 2.29%
--------------------------------------------------------------------------------
Five Years Ended 12/31/01                         + 9.51               + 8.33
--------------------------------------------------------------------------------
Ten Years Ended 12/31/01                          +12.20               +11.60
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.


              December 31, 2001 (6) Mercury HW Large Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                                       In US Dollars
                                                                              ------------------------------
Industries                                Investments                           Shares Held         Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.2%
============================================================================================================
Aerospace &             Lockheed Martin Corporation                                 8,900       $    415,363
Defense--1.6%           Rockwell International Corporation                          5,600            100,016
                                                                                                ------------
                                                                                                     515,379
------------------------------------------------------------------------------------------------------------
Aluminum--1.5%          Alcoa Inc.                                                 12,948            460,301
------------------------------------------------------------------------------------------------------------
Apparel--               Russell Corporation                                        14,700            220,647
Textiles--0.7%
------------------------------------------------------------------------------------------------------------
Appliances &            Whirlpool Corporation                                       1,900            139,327
Household
Furniture--0.4%
------------------------------------------------------------------------------------------------------------
Auto Parts--3.9%        ArvinMeritor, Inc.                                          4,700             92,308
                        Dana Corporation                                           32,400            449,712
                        Delphi Automotive Systems Corporation                      19,049            260,209
                        TRW Inc.                                                    9,700            359,288
                        Visteon Corporation                                         5,366             80,705
                                                                                                ------------
                                                                                                   1,242,222
------------------------------------------------------------------------------------------------------------
Autos--                 Ford Motor Company                                         35,639            560,245
Trucks--3.8%            General Motors Corporation                                 13,508            656,489
                                                                                                ------------
                                                                                                   1,216,734
------------------------------------------------------------------------------------------------------------
Chemicals--2.0%         The Dow Chemical Company                                   15,222            514,199
                        Millennium Chemicals Inc.                                   8,500            107,100
                                                                                                ------------
                                                                                                     621,299
------------------------------------------------------------------------------------------------------------
Communications        + Tellabs, Inc.                                              10,400            155,480
Equipment--0.5%
------------------------------------------------------------------------------------------------------------
Computer                Computer Associates International, Inc.                    33,100          1,141,619
Services/
Software--3.6%
------------------------------------------------------------------------------------------------------------
Computers &           + Gateway Inc.                                               77,900            626,316
Peripherals--2.0%
------------------------------------------------------------------------------------------------------------
Containers--1.5%      + Pactiv Corporation                                         26,000            461,500
------------------------------------------------------------------------------------------------------------
Diversified             Stilwell Financial, Inc.                                    5,600            152,432
Financials--0.5%
------------------------------------------------------------------------------------------------------------
Electric--              CMS Energy Corporation                                     25,700            617,571
Integrated--7.9%        DTE Energy Company                                          7,700            322,938
                        Entergy Corporation                                        11,700            457,587
                        FirstEnergy Corp.                                          14,389            503,327
                        SCANA Corporation                                          10,796            300,453
                        TXU Corp.                                                   6,500            306,475
                                                                                                ------------
                                                                                                   2,508,351
------------------------------------------------------------------------------------------------------------


              December 31, 2001 (7) Mercury HW Large Cap Value Fund

                                                                                       In US Dollars
                                                                              ------------------------------
Industries                                Investments                           Shares Held         Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS
(continued)
============================================================================================================
Food Products--         Kraft Foods Inc. (Class A)                                  9,700       $    330,091
2.0%                    Sara Lee Corporation                                       13,000            288,990
                                                                                                ------------
                                                                                                     619,081
------------------------------------------------------------------------------------------------------------
Gas Utilities--         Peoples Energy Corporation                                  3,100            117,583
0.4%
------------------------------------------------------------------------------------------------------------
Health Care             Bausch & Lomb Incorporated                                  5,600            210,896
Equipment &
Supplies--0.7%
------------------------------------------------------------------------------------------------------------
Household               Fortune Brands, Inc.                                       16,000            633,440
Durables--2.0%
------------------------------------------------------------------------------------------------------------
Insurance--             Aetna Inc. (New Shares)                                    29,900            986,401
Life--9.4%              Lincoln National Corporation                                8,300            403,131
                        MetLife, Inc.                                              32,150          1,018,512
                      + The Principal Financial Group, Inc.                        23,200            556,800
                                                                                                ------------
                                                                                                   2,964,844
------------------------------------------------------------------------------------------------------------
Insurance--             Allmerica Financial Corporation                             3,900            173,745
Property--7.0%          The Allstate Corporation                                   35,100          1,182,870
                      + Prudential Financial, Inc.                                  2,600             86,294
                        The St. Paul Companies, Inc.                               17,400            765,078
                                                                                                ------------
                                                                                                   2,207,987
------------------------------------------------------------------------------------------------------------
Machinery--0.7%         Harsco Corporation                                          6,100            209,230
------------------------------------------------------------------------------------------------------------
Marine                  Teekay Shipping Corporation                                 5,000            174,250
Transportation--
0.5%
------------------------------------------------------------------------------------------------------------
Oil--                   Occidental Petroleum Corporation                           28,300            750,799
Domestic--2.4%
------------------------------------------------------------------------------------------------------------
Paper--4.0%             International Paper Company                                15,900            641,565
                        Weyerhaeuser Company                                       11,400            616,512
                                                                                                ------------
                                                                                                   1,258,077
------------------------------------------------------------------------------------------------------------
Photography/            Eastman Kodak Company                                      36,700          1,080,081
Imaging--3.4%
------------------------------------------------------------------------------------------------------------
Pollution               Waste Management, Inc.                                     25,100            800,941
Control--2.5%
------------------------------------------------------------------------------------------------------------
Real Estate             Plum Creek Timber Company Inc.                              7,500            212,625
Investment
Trust--0.7%
------------------------------------------------------------------------------------------------------------
Regional                Bank One Corporation                                       16,600            648,230
Banks--6.8%             KeyCorp                                                    24,300            591,462
                        UnionBanCal Corporation                                     6,900            262,200
                        Wachovia Corporation                                       19,700            617,792
                                                                                                ------------
                                                                                                   2,119,684
------------------------------------------------------------------------------------------------------------


              December 31, 2001 (8) Mercury HW Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                       In US Dollars
                                                                              ------------------------------
Industries                                Investments                           Shares Held          Value
------------------------------------------------------------------------------------------------------------
COMMON STOCKS
(concluded)
============================================================================================================
Restaurants--         + Tricon Global Restaurants, Inc.                            16,200       $    797,040
2.5%
------------------------------------------------------------------------------------------------------------
Retail--                J.C. Penney Company, Inc.                                  12,800            344,320
Department              The May Department Stores Company                          17,900            661,942
Stores--3.2%                                                                                    ------------
                                                                                                   1,006,262
------------------------------------------------------------------------------------------------------------
Retail--General         Sears, Roebuck & Co.                                       11,400            543,096
Merchandise--1.7%
------------------------------------------------------------------------------------------------------------
Savings &               Washington Mutual, Inc.                                    18,600            608,220
Loans--1.9%
------------------------------------------------------------------------------------------------------------
Telephone--9.1%         ALLTEL Corporation                                          9,700            598,781
                        AT&T Corp.                                                 32,400            587,736
                        SBC Communications Inc.                                    15,800            618,886
                        Sprint Corporation                                         18,530            372,083
                        Verizon Communications                                     14,876            706,015
                                                                                                ------------
                                                                                                   2,883,501
------------------------------------------------------------------------------------------------------------
Tobacco--4.5%           Philip Morris Companies Inc.                               30,900          1,416,765
------------------------------------------------------------------------------------------------------------
Travel &              + Mandalay Resort Group                                      14,000            299,600
Lodging--2.9%           P & O Princess Cruises PLC (ADR) (a)                       19,000            440,800
                      + Park Place Entertainment Corporation                       19,700            180,649
                                                                                                ------------
                                                                                                     921,049
------------------------------------------------------------------------------------------------------------
                        Total Investments (Cost--$24,677,109)--98.2%                              30,997,058

                        Time Deposits*--2.5%                                                         796,810

                        Liabilities in Excess of Other Assets--(0.7%)                               (235,056)
                                                                                                ------------
                        Net Assets--100.0%                                                      $ 31,558,812
                                                                                                ============
------------------------------------------------------------------------------------------------------------

(a)   American Depositary Receipts (ADR).
  +   Non-income producing security.
  *   Time deposit bears interest at 0.55% and matures on 1/02/2002.

      See Notes to Financial Statements.


              December 31, 2001 (9) Mercury HW Large Cap Value Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of December 31, 2001
--------------------------------------------------------------------------------

Assets:

Investments, at value (identified cost--$24,677,109)                    $30,997,058
Cash                                                                          1,369
Time deposits                                                               796,810
Receivables:
  Dividends                                            $    70,453
  Capital shares sold                                       40,488          110,941
                                                       -----------
Prepaid expenses and other assets                                             2,118
                                                                        -----------
Total assets                                                             31,908,296
                                                                        -----------
-----------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                     276,160
  Capital shares redeemed                                    5,564
  Investment adviser                                         2,829          284,553
                                                       -----------
Accrued expenses                                                             64,931
                                                                        -----------
Total liabilities                                                           349,484
                                                                        -----------
-----------------------------------------------------------------------------------

Net Assets:

Net assets                                                              $31,558,812
                                                                        ===========
-----------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                         $22,514,978
Accumulated investment loss--net                                             (8,855)
Accumulated realized capital gains on investments--net                    2,732,740
Unrealized appreciation on investments--net                               6,319,949
                                                                        -----------
Net assets                                                              $31,558,812
                                                                        ===========
-----------------------------------------------------------------------------------

Net Asset Value:

Class I+--Based on net assets of $31,558,812 and
  1,991,498 shares outstanding                                          $     15.85
                                                                        ===========
-----------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


             December 31, 2001 (10) Mercury HW Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2001
--------------------------------------------------------------------------------

Investment Income:

Dividends (net of $664 foreign withholding tax)                     $   491,798
Interest and discount earned                                             29,668
                                                                    -----------
Total income                                                            521,466
                                                                    -----------
-------------------------------------------------------------------------------

Expenses:

Investment advisory fees                              $ 162,189
Transfer agent fees                                      43,577
Professional fees                                        19,235
Accounting services                                      18,164
Printing and shareholder reports                         13,496
Registration fees                                        10,965
Trustees' fees and expenses                               2,522
Custodian fees                                            2,333
Pricing fees                                                134
Other                                                     3,693
                                                      ---------
Total expenses before reimbursement                     276,308
Reimbursement of expenses                               (70,790)
                                                      ---------
Total expenses after reimbursement                                      205,518
                                                                    -----------
Investment income--net                                                  315,948
                                                                    -----------
-------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss)
on Investments--Net:

Realized gain on investments--net                                     4,146,291
Change in unrealized appreciation on
  investments--net                                                   (5,921,607)
                                                                    -----------
Net Decrease in Net Assets Resulting from Operations                $(1,459,368)
                                                                    ===========
-------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (11) Mercury HW Large Cap Value Fund

STATEMENTS OF CHANGES
IN NET ASSETS

                                                                         For the Six         For the
                                                                        Months Ended       Year Ended
                                                                        December 31,        June 30,
  Increase (Decrease) in Net Assets:                                        2001              2001
  ----------------------------------------------------------------------------------------------------
  Operations:

  Investment income--net                                               $    315,948       $    997,722
  Realized gain on investments--net                                       4,146,291          3,894,365
  Change in unrealized appreciation/depreciation on
    investments--net                                                     (5,921,607)        11,441,285
                                                                       -------------------------------
  Net increase (decrease) in net assets resulting from operations        (1,459,368)        16,333,372
                                                                       -------------------------------
  ----------------------------------------------------------------------------------------------------

  Dividends & Distributions to Shareholders:

  Investment income--net                                                   (355,686)        (1,006,203)
  Realized gain on investments--net                                      (1,195,947)                --
                                                                       -------------------------------
  Net decrease in net assets resulting from dividends
    and distributions to shareholders                                    (1,551,633)        (1,006,203)
                                                                       -------------------------------
  ----------------------------------------------------------------------------------------------------

  Capital Share Transactions:

  Net decrease in net assets derived from
    capital share transactions                                          (12,701,423)       (47,368,575)
                                                                       -------------------------------
  ----------------------------------------------------------------------------------------------------

  Net Assets:

  Total decrease in net assets                                          (15,712,424)       (32,041,406)
  Beginning of period                                                    47,271,236         79,312,642
                                                                       -------------------------------
  End of period*                                                       $ 31,558,812       $ 47,271,236
                                                                       -------------------------------
  ----------------------------------------------------------------------------------------------------

* Undistributed (accumulated) investment income (loss)--net            $     (8,855)      $     30,883
                                                                       ===============================
  ----------------------------------------------------------------------------------------------------

See Notes to Financial Statements.


             December 31, 2001 (12) Mercury HW Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                     Class I
                                                    --------------------------------------------------------------------------
                                                      For the Six
                                                      Months Ended                   For the Year Ended June 30,
                                                      December 31,   ---------------------------------------------------------
Increase (Decrease) in Net Asset Value:                  2001            2001           2000           1999            1998
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period                $     16.82      $     13.02    $     19.96    $     22.02     $     21.25
                                                    --------------------------------------------------------------------------
Investment income--net                                      .12+             .31            .39            .41             .46
Realized and unrealized gain (loss) on
  investments--net                                         (.36)            3.80          (4.14)           .82            4.02
                                                    --------------------------------------------------------------------------
Total from investment operations                           (.24)            4.11          (3.75)          1.23            4.48
                                                    --------------------------------------------------------------------------
Less dividends and distributions:
  Investment income--net                                   (.15)            (.31)          (.39)          (.41)           (.46)
  Realized gain on investments--net                        (.58)              --          (2.80)         (2.88)          (3.25)
                                                    --------------------------------------------------------------------------
Total dividends and distributions                          (.73)            (.31)         (3.19)         (3.29)          (3.71)
                                                    --------------------------------------------------------------------------
Net asset value, end of period                      $     15.85      $     16.82    $     13.02    $     19.96     $     22.02
                                                    ==========================================================================
------------------------------------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                       (1.25%)++        31.90%        (19.82%)         7.32%          22.60%
                                                    ==========================================================================
------------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                             .95%*            .95%           .95%           .91%            .87%
                                                    ==========================================================================
Expenses                                                  1.28%*           1.20%          1.02%           .91%            .87%
                                                    ==========================================================================
Investment income--net                                    1.46%*           1.96%          2.37%          2.09%           1.99%
                                                    ==========================================================================
------------------------------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)            $    31,559      $    47,271    $    79,313    $   148,734     $   175,250
                                                    ==========================================================================
Portfolio turnover                                          49%              26%            41%            18%             23%
                                                    ==========================================================================
------------------------------------------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Based on average shares outstanding.
++    Aggregate total investment return.

      See Notes to Financial Statements.


             December 31, 2001 (13) Mercury HW Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Large Cap Value Fund (the "Fund") is a fund of Mercury HW Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. Effective October 26, 2001, the Fund issued two classes of shares: Class I and Class A. Class A Shares are subject to an annual Rule 12B-1 fee of .25% of average net assets. Each class of shares for the Fund has identical rights and privileges except with respect to Rule 12B-1 fees paid by Class A, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. As of December 31, 2001, the Fund had no Class A activity except for the purchase of one share by Hotchkis and Wiley Capital Management, LLC (the "Advisor"), representing a net asset value of $15.57. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.


             December 31, 2001 (14) Mercury HW Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with the Advisor. The Advisor is a limited liability company, the primary members of which are HWCap Holdings, a limited liability company whose members are employees of the Advisor, and Stephens-H&W, a limited liability company whose primary member is Stephens Group, Inc., which is a diversified holding company. The Advisor is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. The Advisor has contractually agreed to pay all annual operating expenses in excess of .95% as applied to the Funds Class I Shares daily net assets through June 30, 2002. For the six months ended December 31, 2001, the Advisor, or the Fund's former advisor, had earned fees of $162,189, of which $70,790 was waived.

      For the six months ended December 31, 2001, FAMD earned underwriting discounts and direct commissions on sales of the Fund's Class I and Class A Shares as follows:

                                                                           FAMD
      --------------------------------------------------------------------------
      Class I                                                              $158
      --------------------------------------------------------------------------
      Class A                                                              $  1
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), is the Fund's transfer agent.

      FAM Distributors, Inc. ("FAMD"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc., is the Fund's distributor.

      For the six months ended December 31, 2001, the Fund reimbursed the Advisor, or the Fund's former advisor, $1,966 for certain accounting services.


             December 31, 2001 (15) Mercury HW Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONTINUED)

      Certain officers and/or trustees of the Trust are officers and/or directors of FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2001 were $19,377,041 and $29,096,267, respectively.

      Net realized gains for the six months ended December 31, 2001 and net unrealized gains as of December 31, 2001 were as follows:

                                            Realized                Unrealized
                                              Gains                    Gains
      --------------------------------------------------------------------------
      Long-term investments                $4,146,291               $6,319,949
                                           -----------------------------------
      Total                                $4,146,291               $6,319,949
                                           ===================================
      --------------------------------------------------------------------------

      As of December 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $6,319,949, of which $6,688,865 related to appreciated securities and $368,916 related to depreciated securities. At December 31, 2001, the aggregate cost of investments for Federal income tax purposes was $24,677,109.

(4)   Capital Share Transactions:

      Transactions in capital shares were as follows:

      Class I Shares for the Six Months                               Dollar
      Ended December 31, 2001                          Shares         Amount
      -------------------------------------------------------------------------

      Shares sold                                       377,638    $  6,143,764
      Shares issued to shareholders in reinvestment
        of dividends and distributions                  100,673       1,542,060
                                                    ---------------------------
      Total issued                                      478,311       7,685,824
      Shares redeemed                                (1,297,080)    (20,387,247)
                                                    ---------------------------
      Net decrease                                     (818,769)   $(12,701,423)
                                                    ===========================
      -------------------------------------------------------------------------


             December 31, 2001 (16) Mercury HW Large Cap Value Fund

      NOTES TO FINANCIAL STATEMENTS
      (CONCLUDED)

      Class I Shares for the Year                                     Dollar
      Ended June 30, 2001                              Shares         Amount
      -------------------------------------------------------------------------

      Shares sold                                       607,370    $  9,267,284
      Shares issued to shareholders in reinvestment
        of dividends                                     66,582         991,713
                                                    ---------------------------
      Total issued                                      673,952      10,258,997
      Shares redeemed                                (3,955,786)    (57,627,572)
                                                    ---------------------------
      Net decrease                                   (3,281,834)   $(47,368,575)
                                                    ===========================
      -------------------------------------------------------------------------

(5)   Subsequent Event:

      The Trust's Board of Trustees and the Fund's shareholders have approved a reorganization that will result in the Fund's assets and liabilities being acquired by Hotchkis and Wiley Funds on behalf of the Hotchkis and Wiley Large Cap Value Fund (the "Hotchkis and Wiley Fund"). Shareholders of the Fund are expected to become shareholders of the Hotchkis and Wiley Fund on February 4, 2002.


             December 31, 2001 (17) Mercury HW Large Cap Value Fund

OFFICERS AND TRUSTEES

Joe Grills, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Terry K. Glenn, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


             December 31, 2001 (18) Mercury HW Large Cap Value Fund

[LOGO] Merrill Lynch Investment Managers

     MUTUAL            MANAGED            ALTERNATIVE         INSTITUTIONAL
     FUNDS            ACCOUNTS            INVESTMENTS        ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury HW Large Cap Value Fund of
Mercury HW Funds
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MHW-1040--12/01